13F HR

<LIVE>
 <RETURN-COPY>       EMAIL
 <PERIOD>            December 31, 2006
 <FILER>
1010450
                     $2kuhwz

 </FILER>
 <SROS>              NONE
 <DOCUMENT-COUNT>    1
 <SUBMISSION-CONTACT>     Rosalind Walker
 <PHONE>             (312) 828-1600 ext. 225
 </SUBMISSION-CONTACT>
 <NOTIFY-INTERNET>   rwalker@kenwoodfund.com

 13F-HR

 Form 13F Holdings Report Initial Filing

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C.  20549

 Form 13F

 Form 13F  COVER PAGE

 Report for the Calendar Year or Quarter Ended:  December 31, 2006

 Check here if Amendment  [   ] ;       Amendment Number:
 This Amendment (Check only one.):  [   ]  is a restatement.
                              [   ]  adds new holdings entries.
 Institutional Investment Manager Filing this Report:

 Name:    The Kenwood Group, Inc.
 Address:  One East Wacker
           Suite 1630

           Chicago, IL  60601

 13F File Number:   28-5410

 The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

 Person Signing this Report on Behalf of Reporting Manager:

 Name:     Rosalind Walker
 Title:    Director of Client Services
 Phone:    (312) 828-1600 ext. 225

 Signature, Place, and Date of Signing:

      Rosalind Walker      Chicago, IL         February 7, 2006

 Report Type (Check only one.)

 [X]        13F HOLDINGS REPORT.

 []        13F NOTICE.

 []        13F COMBINATION REPORT.

 I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

 FORM 13F SUMMARY PAGE

 Report Summary:

 Number of Other Included Managers:      0

 Form 13F Information Table Entry Total: 68

 Form 13F Information Table Value Total: 162475


 List of Other Included Managers:

 List of Other Managers Reporting for this Manager:

 Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filled, other than the manager filing this report.

 NONE

        FORM 13F INFORMATION TABLE

                             TITLE
                             OF                 VALUE   SHARES/ SHARE/ PUT/INVSTMT   OTHER   VOTING AUTHORITY
NAME OF ISSUER               CLASS   CUSIP      (x$1000)PRN AMT PRN    CALLDISCRETN  MGRS    SOLE    SHARED  NONE
Administaff Inc.             COM         7094105 2069640   48390SH         SOLE                 48390       0    0
Alliant Techsystems, Inc.    COM        18804104  602063    7700SH         SOLE                  7700       0    0
American Equity Investment LiCOM        25676206 3759546  288530SH         SOLE                288530       0    0
American Power Conv          COM        29066107 1768806   57823SH         SOLE                 57823       0    0
Apple Computer, Inc.         COM        37833100 1762975   20780SH         SOLE                 20780       0    0
BJ's Wholesale Club, Inc.    COM      05548J106  3111778  100025SH         SOLE                100025       0    0
Barr Pharmaceuticals, Inc.   COM        68306109 3242964   64704SH         SOLE                 64704       0    0
Bowater, Inc.                COM       102183100 2585025  114890SH         SOLE                114890       0    0
CHICO'S FAS INC.             COM       168615102 2405419  116260SH         SOLE                116260       0    0
CIT Group, Inc.              COM       125581108 4065075   72890SH         SOLE                 72890       0    0
CSX Corp.                    COM       126408103 2298203   66750SH         SOLE                 66750       0    0
CapitalSource, Inc.          COM      14055X102  3064537  112213SH         SOLE                112213       0    0
City National Corp.          COM       178566105 2366332   33235SH         SOLE                 33235       0    0
CommScope, Inc.              COM       203372107  271272    8900SH         SOLE                  8900       0    0
Computer Science Corp.       COM       205363104 3145628   58940SH         SOLE                 58940       0    0
DTE Energy Company           COM       233331107 1789476   36965SH         SOLE                 36965       0    0
Dollar Tree Stores, Inc.     COM       256747106  259552    8623SH         SOLE                  8623       0    0
E*TRADE Financial Corp.      COM       269246104 2432234  108485SH         SOLE                108485       0    0
Eastman Chemical Company     COM       277432100 3151911   53143SH         SOLE                 53143       0    0
Eaton Vance Corp.            COM       278265103 3795985  114995SH         SOLE                114995       0    0
FedEx Corporation            COM      31428X106    76034     700SH         SOLE                   700       0    0
First Horizon National Corp. COM       320517105 3758529   89960SH         SOLE                 89960       0    0
Fiserv, Inc.                 COM       337738108 1469857   28040SH         SOLE                 28040       0    0
GlobalSantaFe Co.            COM      G3930E101  1482726   25225SH         SOLE                 25225       0    0
Health Management Assn.      COM       421933102 3964458  187800SH         SOLE                187800       0    0
Hilton Hotels Corp.          COM       432848109 3430670   98300SH         SOLE                 98300       0    0
Hospira, Inc.                COM       441060100 1953349   58170SH         SOLE                 58170       0    0
Limited Brands               COM       532716107 2851603   98535SH         SOLE                 98535       0    0
MEMC Electric Materials      COM       552715104 2987165   76320SH         SOLE                 76320       0    0
Marshall & Ilsley            COM       571834100 1660757   34520SH         SOLE                 34520       0    0
McClatchy Co.                COM       579489105 2625799   60642SH         SOLE                 60642       0    0
McCormick & Co.              COM       579780206 3718148   96425SH         SOLE                 96425       0    0
NCR Corporation              COM       6.29E+112 3644435   85230SH         SOLE                 85230       0    0
National Semiconductor Corp. COM       637640103  390440   17200SH         SOLE                 17200       0    0
Nationwide Financial ServicesCOM       638612101 2538999   46845SH         SOLE                 46845       0    0
Noble Energy                 COM       655044105 1132290   23075SH         SOLE                 23075       0    0
Old Republic International CoCOM       680223104 3471164  149105SH         SOLE                149105       0    0
Omnicare, Inc.               COM       681904108 2920235   75595SH         SOLE                 75595       0    0
Pactiv Corp.                 COM       695257105  378314   10600SH         SOLE                 10600       0    0
Peoples Energy               COM       711030106 1810879   40630SH         SOLE                 40630       0    0
Pepco Holdings               COM       713291102 3608367  138730SH         SOLE                138730       0    0
Pepsi Bottling Group         COM       713409100 2700607   87370SH         SOLE                 87370       0    0
Pitney Bowes                 COM       724479100 3381570   73210SH         SOLE                 73210       0    0
Puget Energy                 COM       745310102 2903086  114475SH         SOLE                114475       0    0
Quest Diagnostics, Inc.      COM      74834L100  2841330   53610SH         SOLE                 53610       0    0
Roper Industries             COM       776696106 3477110   69210SH         SOLE                 69210       0    0
Rowan Companies, Inc.        COM       779382100 1407680   42400SH         SOLE                 42400       0    0
Royal Carribean Cruises, Ltd.COM       759930100 2067345   49960SH         SOLE                 49960       0    0
Sabre Holdings, Inc.         COM       785905100 5237422  164234SH         SOLE                164234       0    0
Smithfield Foods, Inc.       COM       832248108 3026520  117947SH         SOLE                117947       0    0
Southern Union Co.           COM       844030106 3758800  134483SH         SOLE                134483       0    0
Sovereign Bancorp, Inc.      COM       845905108 3251647  128068SH         SOLE                128068       0    0
St. Paul Travelers Companies,COM       792860108   64428    1200SH         SOLE                  1200       0    0
Staples, Inc.                COM       855030102   29370    1100SH         SOLE                  1100       0    0
Sunstone Hotel Investors, IncCOM       867892101 2103651   78700SH         SOLE                 78700       0    0
Symantec Corp.               COM       871503108   29190    1400SH         SOLE                  1400       0    0
Syneron Medical Ltd.         COM      M87245102  1112059   40990SH         SOLE                 40990       0    0
Tellabs Inc.                 COM       879664100 3448468  336108SH         SOLE                336108       0    0
The PMI Group, Inc.          COM      69344M101  2520293   53430SH         SOLE                 53430       0    0
Tiffany & Company            COM       886547108 1978481   50420SH         SOLE                 50420       0    0
Unumprovident Corporation    COM      91529Y106   922216   44380SH         SOLE                 44380       0    0
Valassis Communications      COM       918866104 1144485   78930SH         SOLE                 78930       0    0
Valero Energy                COM      91913Y100  2256156   44100SH         SOLE                 44100       0    0
Western Digital              COM       958102105 4610047  225320SH         SOLE                225320       0    0
Willis Group Holdings        COM      G96655108  1062640   26760SH         SOLE                 26760       0    0
XTO Energy                   COM      98385X106  3614899   76831SH         SOLE                 76831       0    0
Xcel Energy, Inc.            COM      98389B100  2853444  123740SH         SOLE                123740       0    0
iStar Financial, Inc.        COM      45031U101  2849833   59595SH         SOLE                 59595       0    0